EMPLOYEE BENEFIT PLAN - Schedule of benefit obligations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLAN
Present value of obligation as at the beginning of the year			$ 444	$ 383	$ 383	$ 298
Interest cost	$ 2	$ 7	8	12	25	20
Acquisitions					(8)	(6)
Current service cost	2	15	23	36	90	83
Actuarial gain on obligation	$ 12	$ 68	$ 15	$ 71	(46)	(12)
Effect of exchange rate changes					(8)	(6)
Present value of obligation as at the end of the year					$ 444	$ 383